Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases

17.	Leases

On December 31, 2021, the balance of leases payable includes: (i) R$28,440 relating to variable payments and short-term leases, which fall under the exemption provided for in IFRS 16 (R$16,252 on December 31, 2020); and (ii) R$10,734,544 referring to the present value on this date of future lease payments (R$7,567,940 on December 31, 2020).

The breakdown and changes in the present value of future lease payments are shown below:

	Weighted average rate (p.a.)	December 31, 2020									December 31, 2021
		Current	Non-current	Total	Additions	Contractual amendment	Payments	Clearing with deposits	Interest incurred	Exchange rate change	Total	Current	Non-current
Right of use leases - Without purchase option
Agreements in local currency	11.56%	32,530	14,985	47,515	1,218	1,512	(17,596)	-	5,359	-	38,008	29,456	8,552
Agreements in foreign currency	10.00%	1,268,226	6,252,199	7,520,425	2,503,750	749,166	(1,431,689)	(37,565)	875,267	517,182	10,696,536	1,999,791	8,696,745

Total		1,300,756	6,267,184	7,567,940	2,504,968	750,678	(1,449,285)	(37,565)	880,626	517,182	10,734,544	2,029,247	8,705,297

In the fiscal year ended December 31, 2021, the Company recognized R$48,289 directly in the cost of services, related to short-term leases and variable payments.

The future payments of leases liabilities agreements are detailed as follows:

	2021	2020
2021	-	2,102,771
2022	2,977,345	1,982,685
2023	2,370,391	1,642,264
2024	1,970,832	1,260,405
2025	1,673,635	1,018,896
2026	1,360,011	823,049
2026 onwards	4,610,635	1,878,460
Total minimum lease payments	14,962,849	10,708,530
Less total interest	(4,199,865)	(3,124,338)
Present value of minimum lease payments	10,762,984	7,584,192
Less current portion	(2,057,687)	(1,317,008)
Non-current portion	8,705,297	6,267,184

During the fiscal year ended December 31, 2021, the Company signed the renegotiations on its operating aircraft and engine lease agreements, with no purchase option, which led to contractual changes regarding the postponement of due dates and monthly payments compared to the original terms of the lease agreements. The Company recorded the update of these renegotiations and remeasured the lease liability since the deferral of the installments will occur based on new payment flows, discount rate and exchange rate on the date of the contractual amendment, as provided for in the current regulations. The year-to-date effects calculated and updated in the fiscal year ended December 31, 2021 were disclosed in Note 1.1.1.

17.1.	Sale-leaseback transactions

During the fiscal year ended on December 31, 2021, the Company recorded a net gain of R$5,913 in the statements of operations from the sale-leaseback transactions of 1 aircraft and 2 engines (R$551,942, from sale leaseback operations of 11 aircraft negotiated in the fiscal year ended December 31, 2020) recognized in income (expenses) in the group of “Other income (expenses), net”.